ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 21,584,671	$ 28,618,255
Less: allowance for doubtful accounts	(6,617,485)	(255,322)	$ (2,221,870)
Accounts receivable, net	$ 14,967,186	$ 28,362,933